Share based compensation - Weighted average assumptions (Details)	12 Months Ended
	Mar. 31, 2023 Y shares $ / shares	Mar. 31, 2022 Y shares $ / shares
Share based compensation
Numbers issued | shares	2,558,401	1,350,000
Share price		$ 0.26
Expected dividend yield	0.00%	0.00%
Exercise price		$ 0.30
Risk-free interest rate		0.96%
Expected life | Y		5.00
Expected volatility	100.00%	100.00%
Minimum
Share based compensation
Share price	$ 0.09
Exercise price	$ 0.14
Risk-free interest rate	2.78%
Expected life | Y	3.00
Maximum
Share based compensation
Share price	$ 0.14
Exercise price	$ 0.20
Risk-free interest rate	3.49%
Expected life | Y	5.00